Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounts Receivable [Abstract]
Schedule of Accounts Receivables and Unbilled Energy Incentives	Accounts receivables, and unbilled energy incentives consist of the following (in thousands):
	September 30,	December 31,
	2023	2022
Accounts receivable	4,597	5,916
Unbilled energy incentives earned	5,883	4,954
Total	10,480	10,870
Accounts receivables, and unbilled energy incentives consist of the following at December 31:
	Year Ended December 31,
	2022	2021
	(in thousands)
Accounts receivable	$5,916	$4,677
Unbilled energy incentives earned	4,954	3,139
	$10,870	$7,816